Income Taxes - Summary of Company's Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 15,066	$ 7,494
Research and development credits	0	1,217
Stock-based compensation	1,476	1,057
Lease liabilities	482	916
Accrued liabilities	788	633
Other	2	0
Total gross deferred tax assets	17,814	11,317
Less valuation allowance	(16,377)	(9,520)
Net deferred tax assets	1,437	1,797
Deferred tax liabilities:
Right-of-use Assets	(821)	(1,064)
Property and equipment, principally due to differences in depreciation	(592)	(733)
Other	(24)	0
Total gross deferred tax liabilities	(1,437)	(1,797)
Net deferred tax assets	$ 0	$ 0